Warrants Valuation Model Assumptions (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Class of Warrant or Right [Line Items]
Dividend yield	0.00%
Expected volatility	72.10%
Risk-free rate	0.96%
Expected life	5 years
Normal warrant
Class of Warrant or Right [Line Items]
Number of warrants issued	1,044
Exercise price	$ 10,000
Grant date fair value, per unit	$ 2,569
Weighted average contractual life	5 years
Bonus warrant
Class of Warrant or Right [Line Items]
Number of warrants issued	192
Exercise price	$ 6,250
Grant date fair value, per unit	$ 3,184
Weighted average contractual life	5 years